Changes in Accounting Policies and Disclosures	6 Months Ended
Jun. 30, 2024
Changes in Accounting Policies and Disclosures [Abstract]
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
3.	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The accounting policies adopted in the preparation of the Group’s unaudited interim condensed consolidated financial statements are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2023, except for the adoption of the following revised International Financial Reporting Standards (“IFRSs”) for the first time for the current period’s financial information.

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

The adoption of the above revised standards did not have a significant financial effect on these financial statements.